SUBSEQUENT EVENTS (Details Textual) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			0 Months Ended			0 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2014 Subsequent Event [Member] USD ($)	Jan. 07, 2015 Biron Paper Mill And Rumford Pulp And Paper Mill [Member] Subsequent Event [Member] USD ($)	Jan. 07, 2015 Biron Paper Mill And Rumford Pulp And Paper Mill [Member] Abl Facility [Member] Subsequent Event [Member] CAD	Dec. 31, 2014 Biron Paper Mill And Rumford Pulp And Paper Mill [Member] Abl Facility [Member] Subsequent Event [Member] CAD	Jan. 07, 2015 Biron Paper Mill And Rumford Pulp And Paper Mill [Member] Senior Secured Notes Due October 2017 [Member] Subsequent Event [Member] USD ($)
Subsequent Event [Line Items]
Business Combination, Consideration Transferred					$ 62.4
Line Of Credit Facility, Maximum Borrowing Capacity						225.0	175.0
Proceeds from Issuance of Debt								25.0
Secured Debt		291.6	286.1					260.5
Proceeds from Notes Payable								20.0
Debt Instrument, Discount Percentage								20.00%
Selling, General and Administrative	7.7	33.0	33.2	$ 3.1